UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-09675

Boston Advisors Trust
(Exact name of registrant as specified in charter)

One Federal Street, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

Michael J. Vogelzang, Chief Executive Officer One Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:	800-523-5903

Date of fiscal year end:	4/30/2004

Date of reporting period:	7/31/2004

Item 1. Schedule of Investments.

Boston Advisors Trust

Cash Reserves Fund

Schedule of Investments - July 31, 2004 (Unaudited)

Security Description	Rate	Maturity	Principal	Amortized cost

Asset-Backed Commercial Paper — 10.4%
Edison Asset Securitization LLC	1.280%	08/06/2004	30,000,000	29,995,733
Lockhart Funding LLC	1.200%	10/01/2004	30,000,000	29,940,000
Starbird Funding Corporation	1.330%	08/02/2004	9,535,000	9,535,000
Starbird Funding Corporation	1.330%	08/04/2004	10,100,000	10,099,254
Tannehill Capital Co. LLC (1)	1.386%	10/22/2004	23,825,000	23,824,464
Three Pillars Funding Corporation	1.300%	08/02/2004	25,000,000	25,000,000
Total Asset-Backed Commercial Paper				$128,394,451

Certificates Of Deposit — 17.2%
Banking — 17.2%
Abbey National Treasury Services	1.220%	08/23/2004	15,000,000	14,999,723
BNP Paribas NY	1.350%	08/23/2004	25,000,000	25,000,000
Canadian Imperial Bank of Commerce	1.460%	11/17/2004	22,500,000	22,499,335
Credit Suisse NY Branch	1.530%	11/22/2004	20,000,000	20,000,000
Deutsche Bank AG	1.340%	08/20/2004	15,000,000	15,000,000
HBOS Treasury Services	1.510%	10/12/2004	33,750,000	33,750,000
Toronto Dominion Bank, Ltd.	1.100%	09/20/2004	26,000,000	26,000,000
Wells Fargo Bank	1.330%	08/17/2004	30,000,000	30,000,000
Wilmington Trust Corporation	1.310%	08/05/2004	25,000,000	25,000,000
Total Certificates Of Deposit				$212,249,058

Commercial Paper — 31.8%
Automotive — 1.6%
American Honda Finance Corporation	1.350%	09/07/2004	20,000,000	19,973,000

Banking — 7.2%
Bank of America Corporation	1.090%	08/03/2004	25,000,000	24,999,243
Barclays U.S. Funding Corporation	1.560%	10/12/2004	25,000,000	24,923,083
HBOS Treasury Services	1.190%	08/06/2004	13,700,000	13,698,189
Societe Generale North America, Inc.	1.415%	09/16/2004	25,000,000	24,955,781
				88,576,296
Beverages, Food & Tobacco — 3.6%
Coca-Cola Co. (The)	1.320%	08/17/2004	25,000,000	24,986,250
Coca-Cola Enterprises, Inc.	1.270%	08/12/2004	20,000,000	19,992,945
				44,979,195
Broker — 2.0%
Goldman Sachs Group, Inc.	1.370%	08/25/2004	25,000,000	24,978,118

Canadian Provinces — 1.2%
Quebec Province	1.350%	01/11/2005	15,000,000	14,908,875

Computers & Information — 2.2%
International Business Machines Corporation	1.320%	08/25/2004	26,500,000	26,477,652

Cosmetics & Personal Care — 3.2%
Procter & Gamble Co.	1.280%	08/10/2004	20,000,000	19,994,311
Procter & Gamble Co.	1.500%	10/04/2004	20,000,000	19,947,500
				39,941,811
Financial Services — 8.4%
American Express Credit Corporation	1.290%	08/16/2004	19,000,000	18,990,468
CIT Group, Inc.	1.480%	09/23/2004	25,000,000	24,946,556
Household Finance Corporation	1.280%	08/05/2004	25,000,000	24,997,333
International Lease Finance Corporation	1.270%	08/09/2004	14,500,000	14,496,419
National Rural Utilities Cooperative Finance Corporation	1.370%	08/23/2004	20,000,000	19,984,017
				103,414,793
Industrial - Diversified — 2.4%
General Electric Capital Corporation	1.280%	08/06/2004	30,000,000	29,995,733
Total Commercial Paper				$393,245,473

Fixed Rate Obligations — 1.2%
Vodafone Group PLC	7.625%	02/15/2005	14,700,000	15,183,928

U.S. Government Agency Discount Notes — 6.0%
Federal Home Loan Mortgage Corporation	1.100%	10/05/2004	25,000,000	24,951,111
Federal Home Loan Mortgage Corporation	1.120%	10/12/2004	25,000,000	24,944,778
Federal National Mortgage Association	1.075%	09/01/2004	25,000,000	24,977,605
Total U.S. Government Agency Discount Notes				$74,873,494

Fixed Rate U.S. Government Agency Obligations — 11.5%
Federal Home Loan Bank	1.400%	04/01/2005	33,150,000	33,150,583
Federal Home Loan Bank	1.470%	03/01/2005	12,610,000	12,610,000
Federal Home Loan Bank	1.660%	05/16/2005	26,800,000	26,800,000
Federal Home Loan Mortgage Corporation	1.170%	08/20/2004	8,000,000	8,000,000
Federal National Mortgage Association	1.600%	12/29/2004	30,500,000	30,500,000
Federal National Mortgage Association	6.500%	08/15/2004	30,700,000	30,761,909

Total Fixed Rate U.S. Government Agency Obligations				$141,822,492

Variable Rate U.S. Government Agency Obligations — 8.8%
U.S. Government Agency Obligations — 8.8%
Federal Home Loan Mortgage Corporation	1.500%	02/14/2005	33,150,000	33,150,000
Federal Home Loan Mortgage Corporation	1.538%	10/07/2005	21,250,000	21,250,000
Federal National Mortgage Association	1.310%	06/09/2005	21,250,000	21,244,819
Federal National Mortgage Association	1.500%	02/14/2005	33,150,000	33,150,000

Total Variable Rate U.S. Government Agency Obligations				$108,794,819

Variable Rate Notes — 5.1%
Banking — 0.8%
The Bank of New York Co., Inc. (2)	1.340%	08/27/2004	10,000,000	10,000,000

Brokers — 3.4%
Goldman Sachs Group, Inc. (2)	1.425%	07/18/2005	24,000,000	24,000,000
Merrill Lynch & Co., Inc. (2)	1.513%	08/11/2004	5,000,000	5,000,000
Morgan Stanley (2)	1.426%	08/16/2004	13,500,000	13,500,000
				42,500,000
Financial Services — 0.9%
American Express Credit Corporation (2)	1.412%	08/05/2004	11,000,000	11,000,000
Total Variable Rate Notes				$63,500,000

Repurchase Agreement — 7.9%
UBS Painewebber Warberg Repurchase Agreement, collateralized by Federal Farm Credit Bank, Federal Home Loan Bank and Federal National Mortgage Association Treasury Strips, with interest rates ranging from 2.450% to 3.000%, maturity dates ranging from 4/15/08 to 11/15/22 and an aggregate market value of $99,364,636.	1.320%	08/02/2004	97,591,000	97,591,000

Total Investments — 99.9% (Cost $1,235,654,715)				$1,235,654,715
Net Other Assets — 0.1%				1,657,902
Net Assets — 100.0%				$1,237,312,617
Total cost for income tax purposes				$1,235,654,715

Notes to Schedule of Investments:

(1)   Variable rate security.

(2)   The maturity date shown for security is next interest rate reset date.

The accompanying notes are an integral part of the financial statements.

Boston Advisors Trust

U.S. Government Money Market Fund

Schedule of Investments - July 31, 2004 (Unaudited)

Security Description	Rate	Maturity	Principal	Amortized cost

Fixed Rate U.S. Government Agency Obligations — 78.5%
Federal Home Loan Bank	1.180%	10/08/2004	5,026,000	5,014,962
Federal Home Loan Bank	1.210%	08/16/2004	1,900,000	1,899,106
Federal Home Loan Bank	1.280%	08/25/2004	5,000,000	4,995,911
Federal Home Loan Bank	1.300%	08/27/2004	5,880,000	5,874,692
Federal Home Loan Bank	1.400%	04/01/2005	4,700,000	4,700,083
Federal Home Loan Bank	1.470%	03/01/2005	1,820,000	1,820,000
Federal Home Loan Bank	1.660%	05/16/2005	3,800,000	3,800,000
Federal Home Loan Mortgage Corporation	1.100%	10/05/2004	8,716,000	8,698,955
Federal Home Loan Mortgage Corporation	1.130%	08/03/2004	3,000,000	2,999,906
Federal Home Loan Mortgage Corporation	1.170%	08/20/2004	4,000,000	4,000,000
Federal Home Loan Mortgage Corporation	1.200%	08/24/2004	3,500,000	3,497,434
Federal Home Loan Mortgage Corporation	1.230%	08/19/2004	1,279,000	1,278,257
Federal Home Loan Mortgage Corporation	1.380%	09/21/2004	3,000,000	2,994,250
Federal Home Loan Mortgage Corporation	1.390%	09/07/2004	2,240,000	2,236,886
Federal Home Loan Mortgage Corporation	1.390%	09/21/2004	2,150,000	2,145,849
Federal Home Loan Mortgage Corporation	1.400%	09/24/2004	4,000,000	3,991,756
Federal Home Loan Mortgage Corporation	1.470%	10/12/2004	4,000,000	3,988,403
Federal Home Loan Mortgage Corporation	1.500%	10/12/2004	3,000,000	2,991,125
Federal National Mortgage Association	1.075%	08/11/2004	4,000,000	3,998,925
Federal National Mortgage Association	1.075%	09/01/2004	5,000,000	4,995,521
Federal National Mortgage Association	1.130%	08/04/2004	3,950,000	3,949,752
Federal National Mortgage Association	1.140%	08/04/2004	2,500,000	2,499,842
Federal National Mortgage Association	1.150%	08/11/2004	9,730,000	9,727,203
Federal National Mortgage Association	1.150%	11/12/2004	4,000,000	3,986,967
Federal National Mortgage Association	1.180%	08/10/2004	1,610,000	1,609,578
Federal National Mortgage Association	1.210%	08/04/2004	2,900,000	2,899,805
Federal National Mortgage Association	1.230%	08/04/2004	1,132,000	1,131,923
Federal National Mortgage Association	1.260%	11/12/2004	1,905,000	1,898,200
Federal National Mortgage Association	1.365%	09/20/2004	2,005,000	2,001,275
Federal National Mortgage Association	1.375%	09/15/2004	2,697,000	2,692,467
Federal National Mortgage Association	1.405%	09/22/2004	1,830,000	1,826,357
Federal National Mortgage Association	1.410%	09/01/2004	4,200,000	4,195,065
Federal National Mortgage Association	1.505%	10/06/2004	4,652,000	4,639,359
Federal National Mortgage Association	1.510%	10/15/2004	5,389,000	5,372,273
Federal National Mortgage Association	1.530%	10/13/2004	4,500,000	4,486,230
Federal National Mortgage Association	1.550%	10/20/2004	1,675,000	1,669,303
Federal National Mortgage Association	1.600%	12/29/2004	4,700,000	4,700,000
Federal National Mortgage Association	1.900%	02/04/2005	1,334,000	1,320,905
Federal National Mortgage Association	2.100%	04/29/2005	1,721,000	1,693,894
Federal National Mortgage Association	6.500%	08/15/2004	4,654,000	4,663,384

Total Fixed Rate U.S. Government Agency Obligations				$142,885,803

Variable Rate U.S. Government Agency Obligations — 10.4%
Federal Farm Credit Bank (1)	1.340%	02/24/2006	3,430,000	3,427,039
Federal Home Loan Mortgage Corporation (1)	1.500%	02/14/2005	4,700,000	4,700,000
Federal Home Loan Mortgage Corporation (1)	1.538%	10/07/2005	3,000,000	3,000,000
Federal National Mortgage Association (1)	1.310%	06/09/2005	3,000,000	2,999,268
Federal National Mortgage Association (1)	1.500%	02/14/2005	4,700,000	4,700,000

Total Variable Rate U.S. Government Agency Obligations				$18,826,307

Repurchase Agreement — 11.1%
UBS Painewebber Warberg Repurchase Agreement, collateralized by Federal National Mortgage Association Treasury Strips with maturity dates ranging from 5/15/10 to 5/15/22 and an aggregate market value of $20,671,194.	1.320%	08/02/2004	20,265,000	20,265,000

Total Investments — 100.0% (Cost $181,977,110)				$181,977,110

Net Other Assets — 0.0%				63,903

Net Assets — 100.0%				$182,041,013

Total cost for income tax purposes				$181,977,110

Notes to Schedule of Investments:

(1)   The maturity date shown for security is next interest rate reset date.

The accompanying notes are an integral part of the financial statements.

Boston Advisors Trust

Tax Free Money Market Fund

Schedule of Investments - July 31, 2004 (Unaudited)

Security Description	Rate	Maturity	Principal	Amortized cost

Municipal Interest Bearing Commercial Paper — 5.9%
Indiana State Development Finance Authority	1.000%	08/10/2004	1,000,000	1,000,000
Municipal Electricity Authority of Georgia	1.070%	08/03/2004	1,500,000	1,500,000
Venango, PA, Industrial Development Authority	1.130%	08/09/2004	2,000,000	2,000,000
Total Municipal Interest Bearing Commercial Paper				$4,500,000

Fixed Rate Municipal Obligations — 30.1%
Arlington, TX, Independent School District	5.750%	02/15/2021	1,480,000	1,515,981
Augusta-Richmond County Coliseum Authority, GA	2.000%	08/01/2004	445,000	445,000
Augusta-Richmond County Coliseum Authority, GA	2.000%	02/01/2005	475,000	477,354
Baltimore County, MD, (Metropolitan District)	2.000%	08/01/2004	500,000	500,000
Bethlehem, PA, Area School District	5.000%	09/01/2004	300,000	300,914
Brownsburg, IN, 1999 School Building Corp.	3.000%	08/01/2004	230,000	230,000
Chicago Board of Education, (Chicago School Reform)	5.750%	12/01/2004	1,000,000	1,015,192
Cook County, IL, Community Consolidated School District No. 54-Schaumburg	4.375%	01/01/2005	2,000,000	2,024,780
Denton, TX Recreational Facilities Improvement	5.400%	02/15/2005	250,000	255,540
Douglas County, WA, Sewer District No. 1	2.500%	08/01/2004	345,000	345,000
Downtown Savannah Authority (Capital Improvements)	2.000%	08/01/2004	430,000	430,000
Du Page County, IL, (Stormwater) Public Improvements	4.000%	01/01/2005	1,245,000	1,260,450
Fairbanks North Star Boro, AK School Improvements	8.000%	11/01/2004	675,000	686,498
Grand County, CO, School District No. 2 East Grand	5.000%	12/01/2004	400,000	405,205
Hennepin County, MN Public Improvements	2.500%	12/01/2004	500,000	502,227
Jackson County, MO, Consolidated School District No. 2	5.000%	03/01/2005	400,000	409,096
Jefferson County, CO Public Improvements	5.000%	11/01/2004	500,000	504,644
Kershaw County, SC, School District School Improvements	3.000%	07/15/2005	1,275,000	1,291,856
King & Snohomish Counties, WA, School District No. 417	5.250%	12/01/2004	1,000,000	1,013,350
Kitsap County, WA, School District No. 303 Bainbridge Island	2.000%	12/01/2004	415,000	416,303
Louisiana State Refunding Bonds	5.300%	08/01/2004	2,000,000	2,000,000
Milwaukee, WI, Area Technical College District	4.875%	12/01/2004	1,000,000	1,012,791
Northwest Education Services District No. 189, WA	2.000%	12/01/2004	185,000	185,520
Otsego, MN Sewer & Water Utility Improvements	4.500%	02/01/2005	355,000	360,986
Portland, ME Sewer Improvements	4.000%	09/01/2004	425,000	426,011
San Antonio, TX Refunding Bonds	5.500%	08/01/2004	975,000	975,000
Spokane County, WA, School District No. 356 Central Valley	2.000%	12/01/2004	230,000	230,698
Texas State Public Finance Authority	5.750%	02/01/2015	505,000	516,259
Washington State Refunding Bonds	3.000%	01/03/2005	1,500,000	1,509,623
Wichita, KS Sewer & Water Utility Improvements	6.000%	10/01/2004	1,620,000	1,632,892
Total Fixed Rate Municipal Obligations				$22,879,170

Daily Variable Rate Municipal Obligations — 7.8%
Cuyahoga County, OH Health, Hospital & Nursing Home Improvements (1)	1.100%	08/02/2004	1,000,000	1,000,000
Illinois Development Finance Authority, (YMCA of Metro Chicago) (1)	1.100%	08/02/2004	1,800,000	1,800,000
Turlock, CA, Irrigation District (1)	1.080%	08/02/2004	3,100,000	3,100,000
Total Daily Variable Rate Municipal Obligations				$5,900,000

Weekly Variable Rate Municipal Obligations — 54.3%
Baltimore, MD, Industrial Development Authority, (Baltimore Capital Acquisition) (1)	1.100%	08/04/2004	1,500,000	1,500,000
California Economic Development Financing Authority, (KQED, Inc.) (1)	1.030%	08/04/2004	800,000	800,000
Collier County, FL, Industrial Development Authority, (Redlands Christian Migrant Association, Inc.) (1)	1.130%	08/05/2004	1,000,000	1,000,000
Delaware Valley, PA, Regional Financial Authority (1)	1.080%	08/04/2004	1,000,000	1,000,000
District of Columbia, (14th & Irving Ventures/Enterprise Zone 14th & Irving) (1)	1.130%	08/05/2004	1,020,000	1,020,000
Elmhurst, IL, (Joint Commission on Accredation of Healthcare Organizations) (1)	1.090%	08/05/2004	1,090,000	1,090,000
Emporia, VA, Industrial Development Authority, (Toll Virginia II, LP) (1)	1.130%	08/05/2004	950,000	950,000
Florida Housing Finance Agency (1)	1.030%	08/04/2004	1,000,000	1,000,000
Forsyth County, GA, Development Authority, (Selecto Scientific, Inc.) (1)	1.130%	08/05/2004	400,000	400,000
Hampton, VA, Redevelopment & Housing Authority (1)	1.060%	08/04/2004	1,335,000	1,335,000
Harris County, TX, Health Facilities Development Authority, (Gulf Coast Regional Blood Center) (1)	1.150%	08/05/2004	500,000	500,000
Illinois Educational Facilities Authority, (Columbia College) (1)	1.080%	08/04/2004	1,500,000	1,500,000
Indiana Municipal Power Agency (1)	1.080%	08/04/2004	1,200,000	1,200,000
King County, WA, Sewer (1)	1.090%	08/04/2004	1,500,000	1,500,000
Lehigh County, PA, Industrial Development Authority, (Allegheny Electric Co-op, Inc.) (1)	1.070%	08/04/2004	110,000	110,000
Lenexa, KS, (DCI, Inc.) (1)	1.180%	08/05/2004	870,000	870,000
Lincoln Parish, LA, Exempt Facilities, (Willamette Industries, Inc.) (1)	1.120%	08/04/2004	2,500,000	2,500,000
Maricopa County, AZ, Industrial Development Authority, (San Martin Apartments, LP) (1)	1.080%	08/05/2004	950,000	950,000
Metropolitan Atlanta Rapid Transit Authority, GA (1)	1.080%	08/04/2004	1,000,000	1,000,000
Michigan State Strategic Fund, (Grayling Generating Station LP) (1)	1.110%	08/04/2004	860,000	860,000
New York State Local Government Assistance Corp. (1)	1.080%	08/04/2004	2,300,000	2,300,000
New York, NY, City Transitional Finance Authority (1)	1.090%	08/04/2004	1,300,000	1,300,000
New York, NY, Public Improvements (1)	1.090%	08/04/2004	1,145,000	1,145,000
New York, NY, Public Improvements (1)	1.090%	08/04/2004	1,000,000	1,000,000
Northeastern Pennsylvania Hospital & Education Authority (1)	1.090%	08/05/2004	1,450,000	1,450,000
Pima County, AZ, Industrial Development Authority, (Tucson Power Co.) (1)	1.090%	08/04/2004	1,500,000	1,500,000
San Antonio, TX, Airport System, (Cessna Aircraft Co. (The)) (1)	1.180%	08/05/2004	1,000,000	1,000,000
Seattle, WA, Municipal Light & Power (1)	1.010%	08/04/2004	1,400,000	1,400,000
Seattle, WA, Water System (1)	1.000%	08/04/2004	900,000	900,000

South Louisiana Port Commission, (Occidental Petroleum Corp.) (1)	1.090%	08/04/2004	1,325,000	1,325,000
St. Paul, MN, Housing & Redevelopment Authority, (District Energy of St. Paul) (1)	1.070%	08/04/2004	1,450,000	1,450,000
Valdosta-Lowndes County, GA, Industrial Development Authority, (Reames Cos.) (1)	1.130%	08/05/2004	600,000	600,000
Vancouver, WA, Housing Authority (1)	1.180%	08/05/2004	800,000	800,000
Washington State Public Power Supply System (1)	1.070%	08/04/2004	1,900,000	1,900,000
Westchester County, NY, Industrial Development Agency, (Levister Redevelopment Co. LLC) (1)	1.110%	08/05/2004	1,500,000	1,500,000
Winder-Barrow Industrial Building Authority, GA, Industrial Development, (Bankhead Highway Investments) (1)	1.130%	08/05/2004	600,000	600,000
Total Weekly Variable Rate Municipal Obligations				$41,255,000

Money Market Funds — 1.5%

Alliance Institutional Tax Free Portfolio Money Market Fund	0.910%	07/08/2005	348	348
Merrill Lynch Institutional Tax Exempt Money Market	0.920%	07/30/2005	1,161,398	1,161,398
Total Money Market Funds				$1,161,746

Total Investments — 99.6% (Cost $75,695,916)				$75,695,916

Net Other Assets — 0.4%				296,968

Net Assets — 100.0%				$75,992,884

Total cost for income tax purposes				$75,695,916

Notes to Schedule of Investments:

(1)   The maturity date shown for security is next interest rate reset date.

The accompanying notes are an integral part of the financial statements.

Boston Advisors Trust

New York Municipal Money Market Fund

Schedule of Investments - July 31, 2004 (Unaudited)

Security Description	Rate	Maturity	Principal	Amortized cost

Municipal Interest Bearing Commercial Paper — 13.5%
Long Island Power Authority, NY	0.950%	08/04/2004	2,000,000	2,000,000
Metropolitan, NY, Transportation Authority	1.000%	08/06/2004	4,000,000	4,000,000
Metropolitan, NY, Transportation Authority	1.000%	10/14/2004	2,000,000	2,000,000
New York State	1.120%	08/16/2004	5,000,000	5,000,000
New York State Dormitory Authority, (Mount Sinai School of Medicine)	1.170%	11/09/2004	2,300,000	2,300,000
New York State Thruway Authority	0.950%	10/12/2004	3,500,000	3,500,000
New York, NY, City Municipal Water Finance Authority	1.250%	11/04/2004	2,000,000	2,000,000
Total Municipal Interest Bearing Commercial Paper				$20,800,000

Fixed Rate Municipal Obligations — 12.8%
Huntington, NY Public Improvements	2.000%	11/19/2004	3,000,000	3,006,943
Islip, NY Public Improvements	2.000%	11/24/2004	1,000,000	1,002,402
New York, NY Refunding Bonds	6.200%	08/01/2007	1,000,000	1,015,000
New York, NY, City Municipal Water Finance Authority	6.000%	06/15/2025	1,000,000	1,048,273
New York, NY, City Transitional Finance Authority	5.000%	11/01/2004	5,000,000	5,048,313
North Hempstead, NY Refunding Bonds	5.000%	05/16/2005	1,000,000	1,027,089
North Shore Central School District, NY	3.000%	06/23/2005	2,000,000	2,025,491
Nyack, NY, Union Free School District	2.000%	01/14/2005	1,500,000	1,504,361
Port Washington, NY, Union Free School District, (School Reconstruction)	2.000%	12/02/2004	2,000,000	2,005,712
Southampton, NY, Union Free School District	3.000%	06/23/2005	2,000,000	2,026,396
Total Fixed Rate Municipal Obligations				$19,709,980

Daily Variable Rate Municipal Obligations — 7.9%
Jay Street Development Corp., NY, (Jay Street) (1)	1.040%	08/02/2004	1,700,000	1,700,000
Nassau County, NY, Industrial Development Agency, (Cold Spring Harbor Lab) (1)	1.080%	08/02/2004	2,005,000	2,005,000
New York, NY, City Transitional Finance Authority (1)	1.080%	08/02/2004	650,000	650,000
New York, NY, City Transitional Finance Authority (1)	1.080%	08/02/2004	6,000,000	6,000,000
New York, NY, City Transitional Finance Authority (1)	1.090%	08/02/2004	900,000	900,000
New York, NY, City Transitional Finance Authority (1)	1.090%	08/02/2004	900,000	900,000
Total Daily Variable Rate Municipal Obligations				$12,155,000

Weekly Variable Rate Municipal Obligations — 64.8%
Franklin County, NY, Industrial Development Agency, (Trudeau Institute, Inc.) (1)	1.030%	08/04/2004	1,870,000	1,870,000
Long Island Power Authority, NY (1)	1.080%	08/04/2004	4,000,000	4,000,000
Nassau County, NY, Interim Finance Authority (1)	1.080%	08/04/2004	1,900,000	1,900,000
New York State Dormitory Authority, (Mental Health Services) (1)	1.080%	08/05/2004	3,560,000	3,560,000
New York State Energy Research & Development Authority, (Long Island Lighting Co.) (1)	1.130%	08/04/2004	5,000,000	5,000,000

New York State Housing Finance Agency (1)	1.090%	08/04/2004	5,000,000	5,000,000
New York State Housing Finance Agency (1)	1.090%	08/04/2004	1,500,000	1,500,000
New York State Housing Finance Agency, (14th Street Associates, LP) (1)	1.110%	08/04/2004	3,000,000	3,000,000
New York State Housing Finance Agency, (42/9 Residential LLC) (1)	1.130%	08/04/2004	2,600,000	2,600,000
New York State Housing Finance Agency, (Kew Gardens Hills/153rd Street Associates) (1)	1.110%	08/04/2004	3,000,000	3,000,000
New York State Housing Finance Agency, (Normandie CT) (1)	1.050%	08/04/2004	3,400,000	3,400,000
New York State Housing Finance Agency, (Tribeca) (1)	1.110%	08/04/2004	2,000,000	2,000,000
New York State Local Government Assistance Corp. (1)	1.080%	08/04/2004	4,900,000	4,900,000
New York State Local Government Assistance Corp. (1)	1.080%	08/04/2004	3,500,000	3,500,000
New York State Local Government Assistance Corp. (1)	1.080%	08/04/2004	1,600,000	1,600,000
New York, NY Public Improvements (1)	1.050%	08/04/2004	2,000,000	2,000,000
New York, NY Public Improvements (1)	1.090%	08/04/2004	1,500,000	1,500,000
New York, NY Public Improvements (1)	1.100%	08/04/2004	2,500,000	2,500,000
New York, NY, City Housing Development Corp., (Clinton 54 LLC) (1)	1.110%	08/04/2004	3,000,000	3,000,000
New York, NY, City Housing Development Corp., (Multiple Obligors) (1)	1.110%	08/04/2004	2,000,000	2,000,000
New York, NY, City Housing Development Corp., (Tribeca Equity Partners, LP) (1)	1.110%	08/04/2004	1,000,000	1,000,000
New York, NY, City Industrial Development Agency, (Planned Parenthood) (1)	1.060%	08/05/2004	4,800,000	4,800,000
New York, NY, City Trust for Cultural Resources (1)	1.040%	08/04/2004	1,785,000	1,785,000
New York, NY, Housing Development Corp., (96th Street Associates, LP) (1)	1.080%	08/04/2004	5,200,000	5,200,000
Niagara Falls, NY, Bridge Commission (1)	1.040%	08/04/2004	5,900,000	5,900,000
Oneida County, NY, Industrial Development Agency (1)	1.040%	08/04/2004	4,735,000	4,735,000
Oneida Indian Nation (1)	1.030%	08/04/2004	5,500,000	5,500,000
Onondaga County, NY, Industrial Development Agency, (Solvay Paperboard LLC) (1)	1.190%	08/05/2004	4,700,000	4,700,000
Suffolk County, NY, Water Authority (1)	1.070%	08/04/2004	5,000,000	5,000,000
Triborough Bridge & Tunnel Authority (1)	1.080%	08/05/2004	1,300,000	1,300,000
Westchester County, NY, Industrial Development Agency, (Levister Redevelopment Co. LLC) (1)	1.110%	08/05/2004	2,000,000	2,000,000
Total Weekly Variable Rate Municipal Obligations				$99,750,000

Money Market Funds — 0.9%
Blackrock Provident Institutional New York Money Market Fund	0.900%	01/00/1900	531,202	531,201
Dreyfus New York Municipal Cash Management Institutional Money Market Fund	0.910%	01/00/1900	781,384	781,384
Total Money Market Funds				$1,312,585

Total Investments — 99.9% (Cost $153,727,565)				$153,727,565

Net Other Assets — 0.1%				218,175

Net Assets — 100.0%				$153,945,740

Total cost for income tax purposes				$153,727,565

Notes to Schedule of Investments:

(1)   The maturity date shown for security is next interest rate reset date.

The accompanying notes are an integral part of the financial statements.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Boston Advisors Trust

By (Signature and Title)	/s/ Michael J. Vogelzang
Michael J. Vogelzang, Chief Executive Officer
Date	September 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) *	/s/ Michael J. Vogelzang
Michael J. Vogelzang, Chief Executive Officer
Date	September 23, 2004

By (Signature and Title) *	/s/ Ronald B. Maggiacomo
Ronald B. Maggiacomo, Chief Financial Officer
Date	September 23, 2004